Share-based Compensation - Additional Information (Details)					1 Months Ended							12 Months Ended
	Jan. 03, 2019 $ / shares shares	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Nov. 30, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Oct. 31, 2007 shares	Apr. 30, 2005 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs accelerated and recognized | ¥															¥ 877,321
ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs accelerated and recognized | ¥															¥ 6,753,771
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)												181,750	424,698	70,000
Granted (in dollars per share) | $ / shares												$ 0.57	$ 1.26	$ 0.50
Options cancelled (in shares)								1,772,584
Vested cancelled (in shares)								1,215,114
Total unrecognized compensation expense | ¥																¥ 168,295
Weighted average period over which unrecognized compensation expense is expected to be recognized												6 months 21 days
Options | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled (in shares)									129,168
Options | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)	75.00%					75.00%		75.00%			75.00%
Vesting period for remaining 75% shares	36 months					36 months		36 months			36 months
Vesting rate on the first anniversary (as a percent)											25.00%
Granted (in shares)	50,000					20,000	1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares	$ 0.4868					$ 0.532		$ 0.578			$ 1.705
Vesting rate at the end of each year from the grant date over 4 years (as a percent)	25.00%					25.00%		25.00%
Vested immediately on the grant date (in shares)							1,412,336
Options | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)										75.00%
Vesting period for remaining 75% shares										36 months
Vesting rate on the first anniversary (as a percent)										25.00%
Granted (in shares)								363,150		50,000
Granted (in dollars per share) | $ / shares										$ 2.35
Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period								4 years
Granted (in shares)					181,750
Granted (in dollars per share) | $ / shares					$ 0.5697
Share options issued (in shares)					842,000			1,452,600
Vested (in shares)					46,050
Options | Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for remaining 75% shares					3 years
Granted (in shares)					424,698
Granted (in dollars per share) | $ / shares												$ 1.2611
Share options issued (in shares)					1,698,790
Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted												77,500
Nonvested cancelled (in shares)								557,470
Total unrecognized compensation expense | ¥																¥ 156,924
Weighted average period over which unrecognized compensation expense is expected to be recognized												8 months 26 days
Additional disclosures
Total fair value of shares vested | $												$ 422,516	$ 318,038	$ 461,309
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation												13,464	12,292	28,456
Non-vested shares | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested cancelled (in shares)									1,262,250
Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period											4 years
Non-vested shares granted											2,700,000
Non-vested shares | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted					77,500
Share options issued (in shares)					310,000
Vested (in shares)					16,000
Non-vested shares | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)								75.00%
Vesting period for remaining 75% shares								36 months
Non-vested shares granted								800,000
Vesting rate on the first anniversary (as a percent)								25.00%
Grant date over 4 years | Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)											25.00%
2005 Share incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized																	3,310,300	2,894,000
2005 Share incentive plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term												10 years
2005 Share incentive plan | Vesting on first anniversary | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
2005 Share incentive plan | Vesting ratably over following 36 months | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												75.00%
2008 Share incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized			5,726,763	336,307
Annual increase in shares reserved (as a percent)				1.00%
Annual increase in shares reserved (in shares)				336,307
Expiration term			10 years	10 years
2008 Share incentive plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term												10 years
2008 Share incentive plan | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for remaining 75% shares												36 months
Vesting period												4 years
2008 Share incentive plan | Vesting on first anniversary | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
2008 Share incentive plan | Vesting ratably over following 36 months | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												75.00%
2008 Share incentive plan | Grant date over 4 years | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual increase in shares reserved (as a percent)		1.00%
Common shares reserved for issuance		6,965,846
Second Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for issuance																8,674,396